UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
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           Suite 2950
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           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
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Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         8/14/09
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:        $255,102
                                               --------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.       NONE


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                                                                 FORM13FINFORMATIONTABLE
COLUMN 1                            COLUMN 2      COLUMN3     COLUMN 4   COLUMN 5             COLUMN 6  COLUMN 7      COLUMN 8

                                                              VALUE     SHRS OR  SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

AGNICO EAGLE MINES LTD           COM              008474 10 8   7,872      150,000 SH                             150,000
CEPHALON INC                     NOTE 2.500% 5/0  156708 AR 0   3,992    4,000,000 PRN                          4,000,000
CHESAPEAKE ENERGY CORP           COM              165167 90 7     438       10,000 SH       CALL                    7,000
CORRECTIONS CORP AMER NEW        COM NEW          22025Y 40 7   5,097      300,000 SH                             300,000
COVANTA HLDG CORP                COM              22282E 10 2   9,328      550,000 SH                             550,000
FIRST ADVANTAGE CORP             CL A             31845F 10 0   6,346      417,201 SH                             417,201
HOLOGIC INC                      FRNT 2.000%12/1  436440 AA 9   3,550    5,000,000 PRN                          5,000,000
ISHARES SILVER TRUST             ISHARES          46428Q 10 9   6,021      450,000 SH                             450,000
L-3 COMMUNICATIONS HLDGS INC     COM              502424 10 4   7,431      107,100 SH                             107,100
LIBERTY MEDIA CORP NEW           CAP COM SER A    53071M 30 2  14,916    1,100,000 SH                           1,100,000
LOCKHEED MARTIN CORP             COM              539830 10 9   7,847       97,300 SH                              97,300
MARKET VECTORS ETF TR            COM              57060U 10 0   2,150        5,000 SH       CALL                    5,000
MONSANTO CO NEW                  COM              61166W 10 1   5,576       75,000 SH                              75,000
NORTHROP GRUMMAN CORP            COM              666807 10 2   7,236      158,400 SH                             158,400
PEPSI BOTTLING GROUP INC         COM              713409 10 0  16,920      500,000 SH                             500,000
PEPSIAMERICAS INC                COM              71343P 20 0   6,703      250,000 SH                             250,000
PIER 1 IMPORTS INC               NOTE 6.375% 2/1  720279 AH 1     575    1,000,000 PRN                          1,000,000
RAYTHEON CO                      COM NEW          755111 50 7   9,295      209,200 SH                             209,200
SCHERING PLOUGH CORP             COM              806605 10 1  24,035      956,800 SH                             956,800
SPDR GOLD TRUST                  GOLD SHS         78463V 10 7  24,391      267,500 SH                             267,500
SPDR GOLD TRUST                  COM              78463V 10 7     501        2,250 SH       CALL                    2,250
SUNCOR ENERGY INC                COM              867229 10 6   6,068      200,000 SH                             200,000
VECTOR GROUP LTD                 DEBT 6/1         92240M AK 4  12,056   11,500,000 PRN                         11,500,000
VIRGIN MEDIA INC                 COM              92769L 10 1   6,617      707,700 SH                             707,700
WILLIAMS COS INC DEL             COM              969457 10 0  19,513    1,250,000 SH                           1,250,000
WYETH                            COM              983024 10 0  38,582      850,000 SH                             850,000
WYETH                            COM              983024 10 0   2,050        5,000 SH       CALL                    5,000

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